Transfers of Financial Assets (Summary of Carrying Amount and Fair Value of Transferred Financial Assets not Qualifying for Derecognition) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Other Financial Asset [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 93,506	$ 68,115
Associated liabilities	40,450	28,037
At fair value [member] | Securitisations [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	33,166	27,389
Associated liabilities	32,442	26,457
At fair value [member] | Securitisations [member] | Residential Mortgage Loans [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	30,543	23,835
At fair value [member] | Securitisations [member] | Other Financial Asset [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	2,623	3,554
Gross carrying amount [member] | Securitisations [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	33,406	28,004
Associated liabilities	32,684	27,131
Gross carrying amount [member] | Securitisations [member] | Residential Mortgage Loans [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	30,787	24,433
Gross carrying amount [member] | Securitisations [member] | Other Financial Asset [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 2,619	$ 3,571